Deferred Taxes - (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Deferred Tax Asset
Recognized in profit or loss	€ 7,311
Recognized in equity	5,073
Effects of change in foreign exchange rate	(129)
Balance at end of period	12,255
Reconciliation of Changes In Deferred Tax Liability [Abstract]
Recognized in profit or loss	(1,212)
Balance at end of period	€ 1,212